Stock Compensation Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
RSU exercised (in Shares)					705,865	718,556
Stock issued to employees					$ 5,477,512
Shares vested (in Shares)			41,639		149,034	845,592
Share compensation expense			$ 6,104,670	$ 12,003,897	$ 14,342,784	$ 9,723,492
Unvested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense						$ 11,265,277
Stock Options to Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					20.00%
Expiration period					5 years
Restricted Stock Award to Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					20.00%
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised shares (in Shares)		7,431				50,000
Two Thousand and Sixteen Incentive Stock Plan [Member] | Stock Options to Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage			20.00%
Stock Options to Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Exercise of option per share (in Dollars per share)					$ 5
Recognized over a weighted-average period			2 years 1 month 28 days		2 years 10 months 28 days
Stock Options to Employees [Member] | Two Thousand and Sixteen Incentive Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Exercise of option per share (in Dollars per share)	5		$ 5
Expiration period			5 years
Restricted Stock Award to Employees [Member] | Two Thousand and Sixteen Incentive Stock Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the stock options vested					$ 7,540,276	$ 2,883,469
Shares vested (in Shares)					4,195,813
RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the other than options vested					$ 5,477,512	5,575,995
Share compensation expense			$ 2,986,730	4,185,814	5,479,441	$ 6,095,401
Unrecognized compensation expense	$ 9,363,209		9,363,209		16,432,560
Advisory Share [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the stock options vested			481,270		$ 418,694
Shares vested (in Shares)					418,694	5,633,147
Share compensation expense			961,264	996,699	$ 1,317,194	$ 476,025
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share compensation expense			2,156,676	6,821,384	14,342,784
Unvested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense	$ 6,493,729		6,493,729		8,650,405
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense						21,784,566
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of the stock options vested			0
Share compensation expense			$ 6,104,670	$ 12,003,897	$ 7,546,149	$ 3,152,066
Advisory Share [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised shares (in Shares)			25,639		149,034
Issued to advisors of total common stock			$ 255,357		$ 171,250